Financial Instruments - Summary of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Oct. 10, 2019 INR (₨)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)
Assets:
Cash and cash equivalents	₨ 169,793	$ 2,321	₨ 144,499			₨ 158,529
Investments
Financial instruments at FVTPL	23,502		14,795
Financial instruments at FVTOCI	141,954		164,884
Financial instruments at Amortized cost	20,827		19,258
Other financial assets
Trade receivables	98,656		110,523
Unbilled receivables	27,124		25,209
Other assets	13,333		14,495
Derivative assets	4,080		3,025
Total	499,269		496,688
Trade payables and other payables
Trade payables and accrued expenses	78,870		78,129
Lease liabilities	21,182		19,198		₨ 15,379
Other liabilities	3,761		1,050
Loans, borrowings and bank overdrafts	83,332		78,042
Derivative liabilities	1,070		7,369
Total	₨ 188,215		₨ 183,788	₨ 561